EQUITY INCENTIVE PLAN, Assumptions Used to Value Option Grants (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employees [Member]
Employees and Nonemployees [Abstract]
Expected dividend yield	0.00%		0.00%
Expected volatility			70.00%
Employees [Member] | Minimum [Member]
Employees and Nonemployees [Abstract]
Risk-free interest rate	0.90%		1.40%
Expected term	5 years 6 months		5 years
Expected volatility	54.00%
Employees [Member] | Maximum [Member]
Employees and Nonemployees [Abstract]
Risk-free interest rate	1.40%		1.90%
Expected term	6 years 3 months 18 days		6 years 2 months 12 days
Expected volatility	70.00%
Nonemployees [Member]
Employees and Nonemployees [Abstract]
Expected dividend yield		0.00%	0.00%
Expected volatility		70.00%	70.00%
Nonemployees [Member] | Minimum [Member]
Employees and Nonemployees [Abstract]
Risk-free interest rate		0.30%	1.40%
Expected term		5 years	4 years
Nonemployees [Member] | Maximum [Member]
Employees and Nonemployees [Abstract]
Risk-free interest rate		0.60%	1.90%
Expected term		6 years	10 years